Fair value measurement (Details) - Recurring basis - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Restricted cash	¥ 4,110,210	¥ 2,293,640
Total assets	29,174,707	14,374,173
Liabilities:
Unsecured senior notes	(6,527,960)	(6,750,950)
Time deposits
Assets
Short-term investments	5,098	3,512,000
Wealth management products
Assets
Short-term investments	8,582,754	3,036,001
Available for sale securities
Assets
Investment securities	10,027,813	1,059,632
Time deposits
Assets
Cash equivalents	5,076,650	4,472,900
Money market fund
Assets
Cash equivalents	1,372,182
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	11,399,995	1,059,632
Quoted Prices in Active Markets for Identical Assets (Level 1) | Available for sale securities
Assets
Investment securities	10,027,813	1,059,632
Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market fund
Assets
Cash equivalents	1,372,182
Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	4,110,210	2,293,640
Total assets	17,774,712	13,314,541
Liabilities:
Unsecured senior notes	(6,527,960)	(6,750,950)
Significant Other Observable Inputs (Level 2) | Time deposits
Assets
Short-term investments	5,098	3,512,000
Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments	8,582,754	3,036,001
Significant Other Observable Inputs (Level 2) | Time deposits
Assets
Cash equivalents	¥ 5,076,650	¥ 4,472,900